Risk Management - Disclosure of management Value at Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ 18	£ 26
High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	31	36
Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	15
Credit risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15	21
Credit risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	21	27
Credit risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11	17
Interest rate risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15	15
Interest rate risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25	25
Interest rate risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	6
Equity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	6
Equity risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	14	12
Equity risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	2
Basis risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6	5
Basis risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	9	8
Basis risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4
Spread risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	5
Spread risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	7
Spread risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	3
Foreign exchange risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4	4
Foreign exchange risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7	9
Foreign exchange risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2	2
Commodity risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Commodity risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1	1
Commodity risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	0	0
Inflation risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5	4
Inflation risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8	5
Inflation risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	3	2
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	£ (39)	£ (34)